Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Schedule of components of income tax benefit /(expense)

EURm	2023	2022	2021
Current tax expense	(431)	(426)	(409)
Deferred tax (expense)/benefit	(394)	2 452	137
Total	(825)	2 026	(272)

Schedule of the income tax expense reconciliation	Reconciliation of the difference between income tax computed at the statutory rate in Finland of
20% and income tax recognized in the income statement:

EURm	2023	2022	2021
Income tax expense at statutory rate	(300)	(437)	(385)
Permanent differences	139	87	47
Non-creditable withholding taxes	(41)	(72)	(37)
Income taxes for prior years(1)	22	3	95
Effect of different tax rates of subsidiaries operating in other jurisdictions	(140)	(68)	(57)
Effect of deferred tax assets not recognized(2)	(524)	(107)	(77)
Benefit arising from previously unrecognized deferred tax assets(3)	25	2 646	187
Net (increase)/decrease in uncertain tax positions	(15)	9	(29)
Change in income tax rates	32	24	17
Income taxes on undistributed earnings	(23)	(59)	(33)
Total	(825)	2 026	(272)
(1)In 2021, relates primarily to a tax benefit related to past operating model integration.
(2)In 2023, includes a remeasurement of deferred tax assets related to internal operating model change.
(3)In 2022, includes a re-recognition of deferred tax assets related to Finland.

Schedule of the net deferred tax balance and movements	Deferred tax assets and liabilities relate to the following:

	2023			2022
	Deferred	Deferred	Net	Deferred	Deferred	Net
EURm	tax assets	tax liabilities	balance	tax assets	tax liabilities	balance
Tax losses carried forward and unused tax credits	1 083	(21)		1 011	—
Undistributed earnings	—	(215)		—	(193)
Intangible assets and property, plant and equipment	2 962	(312)		3 267	(309)
Right-of-use assets	—	(177)		—	(177)
Defined benefit pension assets	—	(1 913)		—	(1 989)
Other non-current assets	83	(37)		66	(30)
Inventories	185	(18)		216	(18)
Other current assets	221	(93)		225	(95)
Lease liabilities	156	—		176	—
Defined benefit pension and other post-employment liabilities	991	—		925	—
Other non-current liabilities	14	(1)		18	—
Provisions	245	(138)		311	(73)
Other current liabilities	301	(184)		326	(154)
Other temporary differences	33	(17)		27	(28)
Total before netting	6 274	(3 126)	3 148	6 568	(3 066)	3 502
Netting of deferred tax assets and liabilities	(2 401)	2 401	—	(2 734)	2 734	—
Total after netting	3 873	(725)	3 148	3 834	(332)	3 502
In 2023 Nokia recognized a deferred tax expense and a decrease in deferred tax assets of
EUR 0.4 billion due to an internal transaction related to an operating model change that led to a remeasurement of deferred tax assets in Finland and the United States.
Nokia has undistributed earnings of EUR 356 million (EUR 388 million in 2022) for which a deferred tax liability has not been recognized as these earnings will not be distributed in the foreseeable future.
Movements in the net deferred tax balance during the year:

EURm	2023	2022	2021
1 January	3 502	990	1 562
Recognized in income statement, continuing operations	(394)	2 452	137
Recognized in other comprehensive income	51	56	(753)
Other	(3)	2	(6)
Translation differences	(8)	2	50
31 December	3 148	3 502	990

Schedule of temporary differences, tax losses carried forward, tax credits and expiry	Amount of temporary differences, tax losses carried forward and tax credits for which no deferred tax asset was recognized due to uncertainty of utilization:

EURm	2023	2022
Temporary differences	1 743	1 579
Tax losses carried forward	19 482	18 324
Tax credits	344	311
Total	21 569	20 214
Expiry of tax losses carried forward and unused tax credits:

	2023			2022
EURm	Recognized	Unrecognized	Total	Recognized	Unrecognized	Total
Tax losses carried forward
Within 10 years	1 375	1 025	2 400	1 344	1 247	2 591
Thereafter	17	—	17	—	4	4
No expiry	2 229	18 457	20 686	2 095	17 073	19 168
Total	3 621	19 482	23 103	3 439	18 324	21 763
Tax credits
Within 10 years	143	329	472	85	286	371
Thereafter	48	1	49	47	4	51
No expiry	154	14	168	117	21	138
Total	345	344	689	249	311	560

Income tax related to other comprehensive income items

	2023			2022			2021
EURm	Gross	Tax	Net	Gross	Tax	Net	Gross	Tax	Net
Remeasurements of defined benefit plans	(343)	61	(282)	(424)	77	(347)	3 040	(755)	2 285
Translation differences	(535)	7	(528)	710	1	711	1 153	2	1 155
Net investment hedges	135	(27)	108	(127)	(20)	(147)	(249)	—	(249)
Cash flow and other hedges	(61)	10	(51)	83	(15)	68	—	—	—
Financial assets at fair value through other comprehensive income	10	—	10	(46)	13	(33)	7	—	7
Other decrease	(4)	—	(4)	(3)	—	(3)	—	—	—
Total	(798)	51	(747)	193	56	249	3 951	(753)	3 198